Vanguard® New York Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.2%)
New York (98.2%)
	Albany Capital Resource Corp. Charter School Aid Revenue (KIPP Capital Region Public Charter School Project)	4.750%	6/1/2054	1,200	1,076
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/1/2042	1,000	1,070
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/1/2043	2,250	2,399
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/1/2044	2,500	2,656
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/1/2045	2,375	2,515
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/1/2050	3,805	3,920
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.500%	5/1/2055	5,460	5,674
[1]	Amherst Development Corp. Local or Guaranteed Housing Revenue	4.000%	10/1/2042	1,130	1,031
	Babylon NY GO	2.375%	12/1/2028	1,000	974
	Babylon NY GO	2.375%	12/1/2029	1,025	981
	Babylon NY GO	2.625%	12/1/2030	1,050	1,001
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2043	1,415	1,531
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2044	585	630
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2050	7,280	7,584
	Battery Park City Authority Miscellaneous Revenue	5.250%	11/1/2055	17,785	18,615
	Blind Brook-Rye Union Free School District GO	2.250%	10/15/2033	2,000	1,756
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	1,000	1,053
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	3.375%	10/1/2040	2,000	1,697
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/2045	7,600	6,934
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue (Jefferson Ferry Project)	5.250%	11/1/2031	675	677
[2]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	4.000%	7/15/2029	780	782
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2030	5,990	6,018
[2]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	3.000%	7/15/2043	1,450	1,066
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2031	10,890	9,052
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2032	2,150	1,711
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2033	5,615	4,273
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2034	3,315	2,406
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2035	2,490	1,720
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2045	5,735	2,207
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2046	3,430	1,252
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/2031	1,035	1,037
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/2036	3,655	3,556
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/2041	3,450	3,126
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/2047	4,930	4,227
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/2035	3,200	2,955
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/2037	865	766
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/2045	6,160	4,609
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/2050	5,500	3,757
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	4.000%	4/1/2050	2,000	1,715
	Buffalo & Erie County Industrial Land Development Corp. College & University Revenue (Canisius University Project)	6.375%	5/1/2055	3,000	3,073
	Buffalo & Erie County Industrial Land Development Corp.Charter School Aid Revenue	5.000%	6/1/2035	2,000	2,010
[2]	Buffalo Parking Authority Auto Parking Revenue	5.000%	6/15/2043	655	699
[2]	Buffalo Parking Authority Auto Parking Revenue	5.000%	6/15/2044	890	943
[2]	Buffalo Parking Authority Auto Parking Revenue	5.000%	6/15/2045	555	585
[2]	Buffalo Parking Authority Auto Parking Revenue	5.000%	6/15/2046	555	584
[2]	Buffalo Parking Authority Auto Parking Revenue	5.000%	6/15/2051	2,500	2,571
[2]	Buffalo Parking Authority Auto Parking Revenue	5.000%	6/15/2056	2,400	2,452
[3]	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	6/1/2036	3,000	3,081
	Build NYC Resource Corp. Charter School Aid Revenue	5.500%	6/15/2065	3,500	3,405
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/2031	100	98

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/2036	455	424
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Bold Charter School Project)	5.000%	7/1/2035	550	556
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Bold Charter School Project)	5.625%	7/1/2045	1,000	998
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Bold Charter School Project)	6.000%	7/1/2060	1,300	1,290
[3]	Build NYC Resource Corp. Charter School Aid Revenue (East Harlem Scholars Academy Charter School Project)	5.750%	6/1/2042	3,600	3,605
[3]	Build NYC Resource Corp. Charter School Aid Revenue (East Harlem Scholars Academy Charter School Project)	5.750%	6/1/2062	5,050	4,716
[4]	Build NYC Resource Corp. Charter School Aid Revenue (Equality Charter School Project)	6.000%	6/15/2056	810	798
[4]	Build NYC Resource Corp. Charter School Aid Revenue (Equality Charter School Project)	6.000%	6/15/2061	1,970	1,913
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2035	610	643
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2042	250	254
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.250%	7/1/2052	2,095	2,100
[3]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/2031	2,405	2,338
[3]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/2041	3,750	3,215
[3]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/2051	10,175	7,844
[3]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/2056	3,450	2,543
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	4.000%	6/1/2031	2,270	2,116
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	5.000%	6/1/2036	565	526
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	5.000%	6/1/2041	600	523
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	5.000%	9/1/2036	1,660	1,733
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	5.000%	9/1/2037	1,475	1,532
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	4.000%	9/1/2042	1,175	1,065
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	4.000%	9/1/2043	880	793
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	4.000%	9/1/2044	1,000	897
	Build NYC Resource Corp. Charter School Aid Revenue (The Renaissance Charter School 2 Project)	5.250%	6/15/2045	550	541
	Build NYC Resource Corp. Charter School Aid Revenue (The Renaissance Charter School 2 Project)	5.500%	6/15/2050	1,250	1,217
	Build NYC Resource Corp. Charter School Aid Revenue (The Renaissance Charter School 2 Project)	5.500%	6/15/2055	1,000	953
	Build NYC Resource Corp. Charter School Aid Revenue (The Renaissance Charter School 2 Project)	5.750%	6/15/2060	1,310	1,283
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/2029	1,890	1,891
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/2033	2,910	2,911
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	4.000%	7/1/2045	395	318
[3]	Build NYC Resource Corp. Economic Development Revenue (Consortium for Worker Education Inc. Project)	5.000%	12/1/2039	2,045	1,901
[3]	Build NYC Resource Corp. Economic Development Revenue (Consortium for Worker Education Inc. Project)	5.000%	12/1/2049	3,410	2,873
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/15/2031	1,805	1,802
[3]	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/15/2031	4,715	4,708
[3]	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue	7.000%	12/15/2055	3,000	3,025
[3]	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue	7.000%	12/15/2065	7,505	7,514
	Build NYC Resource Corp. Miscellaneous Revenue (Resource Institute Project)	5.000%	12/1/2041	1,640	1,703
	Build NYC Resource Corp. Miscellaneous Revenue (Resource Institute Project)	5.375%	12/1/2046	2,015	2,131
	Build NYC Resource Corp. Miscellaneous Revenue (Resource Institute Project)	5.500%	12/1/2051	4,650	4,802
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	5.000%	7/1/2027	75	76
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	3.000%	7/1/2039	550	470
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	4.000%	7/1/2044	975	872
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	4.000%	7/1/2049	470	401
	Build NYC Resource Corp. Miscellaneous Revenue (Urban Resource Institute Project)	5.500%	12/1/2056	5,800	5,954
[3]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	2.500%	6/15/2031	1,455	1,326
[3]	Build NYC Resource Corp. Private Schools Revenue TOB VRDO	2.370%	9/3/2026	6,110	6,110
[3]	Clinton County Capital Resource Corp. Miscellaneous Revenue (Cves Boces Project)	4.500%	7/1/2040	1,100	1,101
[3]	Clinton County Capital Resource Corp. Miscellaneous Revenue (Cves Boces Project)	4.750%	7/1/2043	2,100	2,122
[3]	Clinton County Capital Resource Corp. Miscellaneous Revenue (Cves Boces Project)	5.000%	7/1/2046	900	913
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/2040	4,220	4,220
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/2028	600	624
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/2029	500	529
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/2052	7,500	7,458
	Dutchess County Local Development Corp. College & University Revenue (Marist University Project)	5.000%	7/1/2042	3,470	3,670
	Dutchess County Local Development Corp. College & University Revenue (Marist University Project)	5.000%	7/1/2043	4,290	4,525
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2027	805	806
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2028	950	951
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2029	500	501
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2029	250	257
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2030	605	606

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2030	220	226
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2031	950	951
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2031	1,170	1,199
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2032	1,305	1,306
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2032	450	460
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2033	1,290	1,291
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2033	1,400	1,430
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2034	1,390	1,417
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2036	145	145
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/2033	565	572
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/2034	275	278
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/2035	1,200	1,213
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/2042	8,385	8,427
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	100	100
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	300	300
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/2036	2,045	1,766
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/2036	570	489
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/2036	85	73
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	2,140	2,051
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	1,805	1,594
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	6,750	5,652
[1]	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	1,000	893
	East Hampton NY GO	2.125%	8/15/2035	1,000	821
	East Meadow Union Free School District GO	2.000%	6/15/2036	1,110	878
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2034	4,200	4,272
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2036	3,500	3,513
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2038	2,830	2,976
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	2,885	2,781
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	2,050	1,691
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	11,195	11,591
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	2,830	2,890
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	1,255	1,297
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2043	2,000	2,063
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2043	5,900	6,023
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	3,750	3,422
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2048	4,000	2,883
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2048	1,800	1,298
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2050	1,000	705
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2052	1,500	1,280
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2041	5,200	5,477
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2043	5,875	6,145
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2050	2,415	2,448
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2038	505	502
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2039	1,340	1,385
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2040	925	953
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2041	3,065	3,145
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2042	5,000	4,009
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2045	10,320	9,603
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2047	5,245	4,844
[5]	Freddie Mac Pool	3.310%	1/1/2028	1,000	984
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/1/2050	4,930	4,976
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.500%	12/1/2055	4,780	4,884
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2036	2,015	2,205
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2038	1,125	1,209
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2040	1,200	1,266
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2041	875	913
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2042	1,350	1,404
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2046	1,000	1,022
	Geneva Development Corp. College & University Revenue	5.250%	2/1/2051	2,240	2,285
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2056	2,310	2,280
	Hempstead Town Local Development Corp. College & University Revenue	5.000%	7/1/2042	1,700	1,710
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/2029	400	416

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/2030	200	210
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/2032	250	263
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	2/1/2034	350	359
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	10/1/2035	670	711
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	10/1/2036	705	742
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	4.000%	2/1/2039	1,800	1,653
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	10/1/2041	950	960
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	10/1/2045	670	661
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	10/1/2046	1,550	1,510
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.250%	10/1/2051	4,625	4,542
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	10/1/2056	4,260	3,941
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	4.000%	7/1/2039	460	432
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	4.000%	7/1/2040	1,430	1,319
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	4.000%	7/1/2041	555	508
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2027	1,740	1,761
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2029	1,365	1,365
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2030	1,340	1,356
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2031	600	606
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2032	370	373
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2034	810	816
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2037	1,890	1,898
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2038	435	437
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2038	870	877
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2039	1,350	1,353
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2044	1,275	1,169
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	2.750%	2/15/2047	4,000	2,731
	Jefferson County Civic Facility Development Corp. Health, Hospital, Nursing Home Revenue (Samaritan Medical Center Project)	4.000%	11/1/2042	1,000	791
	Jefferson County Civic Facility Development Corp. Health, Hospital, Nursing Home Revenue (Samaritan Medical Center Project)	4.000%	11/1/2047	1,875	1,372
	Kings Park Central School District GO	2.400%	7/15/2029	1,495	1,439
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2036	2,285	2,354
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2036	2,300	2,592
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2037	2,150	2,212
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2037	1,000	1,113
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2038	2,315	2,290
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2038	2,150	2,209
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2038	1,145	1,259
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2039	750	730
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2039	5,000	5,125
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2039	1,270	1,380
	Long Island Power Authority Electric Power & Light Revenue	3.000%	9/1/2040	4,250	3,461
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2040	1,700	1,821
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2041	1,500	1,597
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2042	7,500	7,588
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2043	3,225	3,386
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2043	4,000	4,214
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2044	1,680	1,776
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2045	1,305	1,371
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2046	1,420	1,482
[1]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2047	1,445	1,505
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2048	1,490	1,532
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2049	2,795	2,856
[1]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2050	9,650	9,866
[1]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2051	3,500	3,577
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2053	6,540	6,662
	Long Island Power Authority Electric Power & Light Revenue	5.250%	9/1/2054	990	1,015
	Long Island Power Authority Electric Power & Light Revenue	5.250%	9/1/2056	4,750	4,894
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/2026	14,415	14,415
	Long Island Power Authority Electric Power & Light Revenue PUT	5.000%	9/1/2027	3,895	3,941
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2028	6,035	6,023
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2029	3,820	3,799
	Long Island Power Authority Electric Power & Light Revenue PUT	3.400%	9/1/2030	3,875	3,861
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2031	4,350	4,252
[6]	Long Island Power Authority Electric Power & Light Revenue VRDO	2.350%	9/2/2026	36,415	36,415
[2]	Long Island Power Authority Electric Power & Light Revenue, ETM	0.000%	6/1/2027	15,905	15,563
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2032	75	77
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	3.125%	11/15/2033	1,045	990
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2033	10,100	10,143
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	3.500%	11/15/2034	1,000	961

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	3.000%	11/15/2039	600	474
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2042	15,940	16,031
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2042	910	919
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2043	1,000	1,055
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2044	1,165	1,224
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2044	520	546
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2045	700	732
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2045	850	878
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2046	1,000	895
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2048	6,025	6,184
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2051	1,300	1,110
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2051	2,410	2,450
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2052	9,490	9,623
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2054	15,940	13,453
[1]	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2054	1,735	1,477
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2054	7,695	7,939
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2030	11,095	9,711
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2032	1,210	979
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2027	2,240	2,162
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	1,650	1,709
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2029	6,695	6,039
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2032	500	400
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2032	5,500	5,554
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2033	500	383
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2035	5,000	5,008
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	3,760	4,152
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	2,870	3,193
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/2036	4,015	3,517
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2036	2,500	2,743
	Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/2037	2,910	2,523
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	3,665	3,934
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	5,000	5,407
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/2038	1,640	1,316
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2038	1,250	1,331
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	2,270	2,373
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/2041	1,685	1,365
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2041	1,930	2,005
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2041	2,215	2,305
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2041	2,000	2,085
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	2,900	2,595
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	2,755	2,484
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	1,575	1,629
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	2,000	2,075
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	2,530	2,282
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	1,800	1,611
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	5,000	5,084
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2044	7,000	6,183
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2044	8,270	7,350
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2044	1,000	894
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	10,500	10,651
[1]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	4,000	4,086
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	1,840	1,898
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	2,725	2,401
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	3,745	3,300
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	1,000	889
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	1,330	1,160
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	2,400	2,100
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	5,000	4,409
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2047	5,000	5,071
	Metropolitan Transportation Authority Transit Revenue	5.500%	11/15/2047	5,675	5,974
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	1,285	1,112
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	8,360	7,235
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2049	1,480	1,285
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2049	2,600	2,241
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2049	9,710	9,939
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	5,000	4,289
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2051	6,690	5,705
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2053	680	573
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2054	1,000	840
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2055	6,125	6,219

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Metropolitan Transportation Authority Transit Revenue (Housing Finance Program)	4.000%	11/15/2049	2,025	1,731
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/2030	2,775	2,941
[1,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	2.400%	9/3/2026	6,000	6,000
[6]	Metropolitan Transportation Authority Transit Revenue VRDO	3.000%	9/1/2026	10,200	10,200
[6]	Metropolitan Transportation Authority Transit Revenue VRDO	3.000%	9/1/2026	8,995	8,995
[6]	Metropolitan Transportation Authority Transit Revenue VRDO	3.050%	9/1/2026	200	200
	Monroe County Industrial Development Corp. College & University Revenue	5.000%	10/1/2031	925	934
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue	4.720%	1/1/2044	11,458	10,904
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	2,000	2,033
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	2,000	2,033
	Monroe County NY Industrial Development Corp. College & University Revenue (Nazareth College of Rochester Project)	5.000%	10/1/2032	860	867
	Monroe County NY Industrial Development Corp. College & University Revenue (Nazareth College of Rochester Project)	4.000%	10/1/2047	1,205	971
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/2043	1,810	1,869
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.250%	6/1/2049	1,275	1,318
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/2036	1,000	1,010
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/2050	17,760	15,538
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2026	190	191
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2029	100	105
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2030	100	106
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2032	535	559
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2032	100	100
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	3.750%	12/1/2033	300	286
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2034	1,000	1,034
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	3.750%	12/1/2035	100	93
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/2036	2,800	2,678
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	3.000%	12/1/2037	3,880	3,202
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	3.000%	12/1/2040	6,430	4,918
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/2046	10,575	8,848
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,500	1,508
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,690	1,699
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,565	1,572
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,750	1,756
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,000	1,003
	Nassau County NY GO	5.000%	4/1/2041	1,500	1,580
	Nassau County NY GO	5.000%	4/1/2042	1,500	1,576
	Nassau County NY GO	5.000%	4/1/2043	1,220	1,279
	Nassau County NY GO	4.000%	4/1/2051	2,000	1,786
	Nassau County NY GO	4.000%	4/1/2054	5,000	4,395
[2,3]	Nassau County NY GO TOB VRDO	2.480%	9/3/2026	9,330	9,330
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	4.000%	7/1/2031	10	10
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	4.000%	7/1/2031	15	16
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	4.000%	7/1/2031	15	16
	New York City Educational Construction Fund Lease (Non-Terminable) Revenue	5.000%	4/1/2041	2,245	2,323
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/2036	3,100	3,229
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/2037	2,850	2,961
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2040	1,960	2,093
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2041	1,555	1,646
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2042	1,215	1,280
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/2045	1,500	1,162
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	5/1/2030	1,110	1,104
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.125%	11/1/2030	1,695	1,683
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/2030	3,000	3,001
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.800%	5/1/2031	500	444
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	5/1/2031	1,125	1,115

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/2031	940	907
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/2031	1,435	1,383
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.800%	5/1/2032	1,700	1,479
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.400%	11/1/2033	545	530
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	11/1/2034	760	703
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.000%	11/1/2035	750	607
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/2036	2,000	1,603
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/2036	4,510	3,659
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	11/1/2037	2,100	1,793
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.300%	11/1/2038	1,185	1,186
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/2039	1,090	852
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/2039	3,920	3,213
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	8/1/2040	1,200	895
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	11/1/2040	3,640	2,712
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.750%	11/1/2040	2,045	2,050
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/2041	500	353
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/2041	7,000	4,947
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.300%	11/1/2041	3,500	3,368
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.350%	11/1/2041	2,330	2,250
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.500%	11/1/2041	2,125	2,079
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.450%	8/1/2043	1,000	974
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/2044	12,245	9,547
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.350%	11/1/2044	2,000	1,914
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.450%	11/1/2045	890	602
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.550%	11/1/2045	9,000	6,165
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	11/1/2045	1,700	1,729
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.050%	11/1/2045	250	255
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	11/1/2046	2,000	1,333
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/2046	4,000	2,746
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.700%	11/1/2046	10,900	10,623
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	8/1/2047	3,260	2,442
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/2048	7,425	6,326
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.650%	11/1/2049	3,210	2,650
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/2049	3,365	2,919
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	5/1/2050	3,800	2,919
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.650%	11/1/2050	4,300	2,797
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	11/1/2050	3,625	2,472
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	2/1/2051	5,000	3,297
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	5/1/2051	1,000	658
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.250%	8/1/2051	11,900	8,590
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.500%	11/1/2051	1,375	854
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	11/1/2052	1,000	764
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	11/1/2054	5,685	3,872
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.750%	11/1/2054	5,465	4,364
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	11/1/2055	1,500	938
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/2055	4,070	2,755
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.250%	11/1/2055	750	747
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	5/1/2056	1,080	677
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	5/1/2056	5,000	5,008
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/2056	2,000	1,190
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	11/1/2056	6,000	6,024
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	5/1/2059	10,870	7,967
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	11/1/2060	2,500	1,529
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	5/1/2061	2,000	1,139
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue (8 Spruce Street Project)	4.375%	12/15/2031	2,990	3,027
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/2027	6,250	6,253
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/2028	5,800	5,851
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/2028	3,605	3,640
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/2028	8,595	8,584
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	1/2/2029	1,290	1,294
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	7/2/2029	1,965	1,967
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.750%	7/2/2029	4,305	4,343
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.950%	7/2/2029	2,480	2,512
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	10/1/2029	2,415	2,315
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2030	12,685	12,667
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.125%	7/1/2030	1,310	1,302
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2030	9,835	9,789
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2031	1,545	1,515
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2031	3,515	3,448
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.250%	9/2/2026	450	450

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.260%	9/3/2026	5,190	5,190
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.260%	9/3/2026	4,700	4,700
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.290%	9/3/2026	1,600	1,600
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2033	6,160	5,948
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2034	3,255	3,100
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2035	1,905	1,782
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2036	3,800	3,485
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2037	5,585	4,920
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	2.000%	1/1/2038	3,640	2,678
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2039	5,045	4,285
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2040	3,665	3,058
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2046	9,855	7,464
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/2030	750	798
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2031	1,840	1,869
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2032	2,780	2,804
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2036	1,000	916
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/2037	590	458
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2038	4,000	3,478
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2039	2,565	2,180
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	3,035	2,741
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	7,750	6,826
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	12,995	9,175
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	19,437	13,418
[2]	New York City Industrial Development Agency Private Schools Revenue (Stars-Churchill School Center Project)	2.250%	10/1/2029	625	595
[2]	New York City Industrial Development Agency Recreational Revenue	0.000%	3/1/2030	780	691
[2]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2034	5,285	3,938
[2]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2035	4,450	3,149
[2]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2040	595	310
[2]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2041	660	321
[2]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2047	270	93
[3]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	3.070%	9/1/2026	5,165	5,165
[3]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	3.200%	9/1/2026	4,245	4,245
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	6,000	6,777
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	2,000	2,259
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2037	3,055	3,038
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	2,250	2,495
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	1,175	1,325
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	3,700	4,067
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	5,560	6,150
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	1,675	1,882
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	5,500	5,710
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	3,900	4,059
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	1,100	1,139
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	3,500	3,623
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2042	4,000	3,469
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2043	1,375	1,443
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2044	6,535	5,077
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	3,400	3,517
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	3,005	3,177
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	11,620	10,652
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	780	792
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	11,990	12,375
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	1,700	1,762
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	6,705	6,980
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2048	14,410	11,698
	New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/2048	2,120	1,751
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	2,000	2,047
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	1,000	891
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	500	445
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	1,200	858
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	1,125	804
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	2,250	1,973
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2050	5,000	5,097
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2051	2,000	1,417
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2052	25,185	21,618
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2052	14,000	14,199
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2052	2,215	2,265
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2053	12,760	13,101
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2053	4,040	4,149

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2054	7,250	6,252
New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/2054	2,750	2,458
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2054	7,335	7,525
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2054	10,000	10,247
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2055	23,040	23,314
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2055	18,000	18,472
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2055	15,000	15,513
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2056	7,000	7,080
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2056	14,500	15,002
New York City Municipal Water Finance Authority Water Revenue	5.500%	6/15/2056	11,670	12,346
New York City Municipal Water Finance Authority Water Revenue VRDO	2.900%	9/1/2026	2,225	2,225
New York City Municipal Water Finance Authority Water Revenue VRDO	2.900%	9/1/2026	7,795	7,795
New York City Municipal Water Finance Authority Water Revenue VRDO	3.000%	9/1/2026	2,300	2,300
New York City Municipal Water Finance Authority Water Revenue VRDO	3.050%	9/1/2026	11,050	11,050
New York City Municipal Water Finance Authority Water Revenue VRDO	3.050%	9/1/2026	1,700	1,700
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	2,820	2,931
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2037	5,000	4,985
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2037	4,000	4,114
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2038	2,500	2,166
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2046	750	675
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2047	1,840	1,351
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2034	5,000	5,176
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2037	8,000	8,228
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2037	575	591
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2038	3,000	3,078
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	17,795	18,105
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	19,985	20,333
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2045	12,205	12,392
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/2047	7,510	6,010
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.625%	7/15/2047	825	673
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2041	2,945	3,142
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2042	1,830	1,948
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	2,100	2,218
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	1,805	1,922
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	2,365	2,518
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	1,315	1,410
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	490	529
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	4,385	4,781
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	1,000	1,095
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	1,370	1,507
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	5,500	6,090
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	5,000	5,537
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	1,525	1,692
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	2,750	2,833
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2035	2,010	2,025
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	1,320	1,463
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2036	2,500	2,504
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	4,000	4,291
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	2,750	3,057
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	9,495	9,894
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	2,310	2,517
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2037	6,015	5,261
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	690	682
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	1,000	988
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	1,520	1,637
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	4,810	5,198
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2038	490	420
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2038	1,090	1,072
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	2,000	2,080
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	1,870	2,005
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	4,255	4,591
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	3,000	2,919
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	465	453
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	2,000	2,141
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	2,500	2,701
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	3,200	3,458
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	2,500	2,659
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	3,000	3,063
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	2,845	3,004
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2040	2,320	2,175

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	5,000	5,184
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	17,290	17,585
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	1,415	1,480
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	10,110	10,303
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	2,275	2,117
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	535	561
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	1,635	1,731
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	3,325	3,443
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	1,215	1,275
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	1,770	1,835
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	2,630	2,745
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	1,000	1,044
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2041	5,000	4,091
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2041	10,715	10,814
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	1,890	1,985
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	2,735	2,877
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	2,065	2,160
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	1,760	1,821
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	2,520	2,622
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/2042	3,500	3,688
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2042	5,000	5,280
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	2,165	2,258
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	1,695	1,746
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	2,125	2,207
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2043	4,000	4,200
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	805	829
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	540	558
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	3,445	3,571
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	2,800	2,900
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	4,000	4,155
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2044	4,075	4,333
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2045	2,465	2,543
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2045	2,040	1,836
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2045	4,765	4,289
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2045	2,885	2,596
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2045	2,400	2,159
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2045	2,120	2,189
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2045	1,720	1,778
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2045	5,000	5,168
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/2045	3,900	4,170
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2046	3,475	3,560
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2046	5,855	4,350
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2046	7,000	6,282
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2046	2,000	1,800
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	1,240	1,266
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	2,515	2,575
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	2,000	2,054
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	1,855	1,901
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	1,750	1,795
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2047	1,660	1,692
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2047	1,325	1,352
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2047	5,000	5,222
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2047	4,305	4,496
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	1,695	1,749
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	6,810	7,045
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2048	1,200	866
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2048	4,760	4,238
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2048	3,800	3,926
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2048	5,000	5,188
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2049	2,235	2,310
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	2/1/2050	7,290	7,690
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2050	9,290	9,788
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2050	3,515	3,624
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	1,735	1,505
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	6,190	5,371
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	3,840	3,317
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2051	10,000	8,666
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2051	1,900	1,956
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/2051	6,000	6,339
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/2052	5,000	5,135

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2052	6,425	6,594
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/2052	7,000	7,385
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2053	9,250	9,289
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2053	8,255	7,088
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2053	5,000	5,239
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2054	6,000	6,163
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/2054	6,325	6,658
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2055	5,000	5,115
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2055	14,000	14,338
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2055	6,500	6,664
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2056	6,000	6,008
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.900%	9/1/2026	5,400	5,400
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.900%	9/1/2026	19,600	19,600
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.000%	9/1/2026	990	990
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.000%	9/1/2026	1,600	1,600
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.000%	9/1/2026	400	400
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.050%	9/1/2026	23,100	23,100
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.280%	9/3/2026	10,500	10,500
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	3.000%	9/1/2026	340	340
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2029	350	374
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2030	2,920	3,154
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2031	1,020	1,083
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2032	1,275	1,404
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2035	490	511
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2035	1,785	1,983
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2037	2,255	2,338
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2038	2,070	2,139
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2039	605	623
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2035	2,055	2,281
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2036	1,450	1,607
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2037	1,325	1,467
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2038	2,740	3,002
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2039	1,435	1,554
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2040	1,255	1,346
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2041	6,000	2,862
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2041	1,500	1,600
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2042	1,000	1,061
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2043	2,175	2,300
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2044	11,075	4,501
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2046	3,375	3,521
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2051	6,365	1,816
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.625%	6/1/2035	4,825	4,923
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.000%	6/1/2041	585	585
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	2.450%	6/1/2042	405	404
	New York Energy Finance Development Corp. Electric Power & Light Revenue PUT	5.000%	12/1/2033	52,745	53,848
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/2043	13,000	10,221
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/2050	10,000	7,143
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/2052	3,600	2,526
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/2052	6,315	4,693
[3]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/2034	6,610	6,620
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/2037	8,306	9,393
[8]	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/2069	15,325	14,765
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/2069	13,025	12,323
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/2069	11,280	10,620
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.250%	2/15/2041	3,175	2,227
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	1,170	931
[2]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	1,120	897
[1]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	1,205	966
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/2044	14,000	10,305
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/2031	1,000	883
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.300%	11/15/2034	4,000	3,384
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.400%	11/15/2035	3,750	3,137
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/2036	5,040	4,177
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/2041	10,900	8,084
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/2041	1,000	750
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/2046	17,025	12,244
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/2046	3,180	2,317
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/2046	3,780	2,754
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/2051	19,075	12,908
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/2051	8,335	5,746

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/2051	830	572
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/2035	2,500	2,780
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.650%	10/1/2034	750	665
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/2036	275	223
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/2036	1,500	1,215
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.400%	10/1/2038	1,295	1,160
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.100%	10/1/2040	2,300	2,165
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.450%	10/1/2041	1,250	946
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.750%	10/1/2043	3,150	2,768
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	10/1/2043	1,500	1,470
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.650%	10/1/2043	3,000	2,965
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.850%	10/1/2044	1,350	1,041
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.400%	10/1/2044	5,000	4,882
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.450%	10/1/2045	5,000	3,377
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	10/1/2045	2,055	2,029
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.550%	10/1/2045	2,500	2,429
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.700%	10/1/2047	3,490	2,453
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.800%	10/1/2048	5,440	4,585
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/2048	875	901
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/2050	4,090	4,010
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/2051	5,590	5,516
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	6.000%	10/1/2055	2,245	2,444
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	6.250%	10/1/2056	2,130	2,350
	New York NY GO	5.000%	8/1/2028	2,260	2,356
	New York NY GO	5.000%	8/1/2028	5,000	5,212
	New York NY GO	5.000%	8/1/2029	5,195	5,355
	New York NY GO	5.000%	8/1/2029	3,000	3,183
	New York NY GO	5.000%	8/1/2029	3,400	3,608
	New York NY GO	5.000%	8/1/2029	1,000	1,061
	New York NY GO	5.000%	12/1/2029	1,360	1,426
	New York NY GO	5.000%	8/1/2030	4,000	4,119
	New York NY GO	5.000%	4/1/2031	1,155	1,253
	New York NY GO	5.000%	8/1/2031	1,440	1,481
	New York NY GO	5.000%	8/1/2031	3,000	3,195
	New York NY GO	5.000%	8/1/2031	4,000	4,357
	New York NY GO	5.000%	1/1/2032	2,000	2,086
	New York NY GO	5.000%	4/1/2032	1,895	2,069
	New York NY GO	5.000%	8/1/2032	1,250	1,304
	New York NY GO	5.000%	8/1/2032	3,735	3,838
	New York NY GO	5.000%	12/1/2032	1,240	1,293
	New York NY GO	3.250%	3/1/2033	3,000	2,956
	New York NY GO	5.000%	3/1/2033	3,135	3,441
	New York NY GO	5.000%	4/1/2033	2,140	2,350
	New York NY GO	5.000%	8/1/2033	1,000	1,042
	New York NY GO	5.000%	8/1/2033	5,000	5,506
	New York NY GO	5.000%	8/1/2033	3,325	3,661
	New York NY GO	5.000%	8/1/2033	6,000	6,607
	New York NY GO	5.000%	2/1/2034	5,000	5,523
	New York NY GO	5.000%	8/1/2034	2,260	2,349
	New York NY GO	5.000%	8/1/2034	8,135	9,002
	New York NY GO	3.000%	3/1/2035	3,145	2,934
	New York NY GO	4.000%	8/1/2035	1,830	1,840
	New York NY GO	5.000%	8/1/2035	2,000	2,098
	New York NY GO	4.000%	10/1/2035	2,085	2,092
	New York NY GO	5.000%	2/1/2036	2,380	2,611
	New York NY GO	4.000%	3/1/2036	1,500	1,502
	New York NY GO	4.000%	4/1/2036	4,950	4,957
	New York NY GO	3.000%	8/1/2036	760	659
	New York NY GO	4.000%	8/1/2036	1,385	1,385
	New York NY GO	5.000%	8/1/2036	4,500	4,889
	New York NY GO	5.000%	8/1/2036	1,000	1,105
	New York NY GO	5.000%	10/1/2036	5,000	5,088
	New York NY GO	5.000%	10/1/2036	2,590	2,701
	New York NY GO	5.000%	2/1/2037	6,000	6,521
	New York NY GO	5.000%	2/1/2037	1,615	1,768
	New York NY GO	5.000%	3/1/2037	7,500	7,672
	New York NY GO	5.000%	3/1/2037	1,560	1,676
	New York NY GO	5.000%	4/1/2037	3,575	3,661
	New York NY GO	4.000%	8/1/2037	8,180	8,021
	New York NY GO	4.000%	8/1/2037	2,500	2,451

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	8/1/2037	5,705	6,150
New York NY GO	5.000%	8/1/2037	1,155	1,263
New York NY GO	5.000%	12/1/2037	735	738
New York NY GO	5.000%	2/1/2038	5,115	5,489
New York NY GO	5.000%	2/1/2038	1,195	1,290
New York NY GO	4.000%	3/1/2038	5,240	5,119
New York NY GO	5.000%	3/1/2038	7,500	7,663
New York NY GO	5.000%	3/1/2038	2,000	2,066
New York NY GO	5.000%	4/1/2038	1,000	1,023
New York NY GO	4.000%	8/1/2038	2,760	2,682
New York NY GO	5.000%	8/1/2038	2,710	2,805
New York NY GO	5.000%	8/1/2038	2,815	2,999
New York NY GO	5.000%	8/1/2038	4,315	4,650
New York NY GO	5.000%	10/1/2038	2,910	3,013
New York NY GO	5.000%	2/1/2039	1,610	1,722
New York NY GO	5.000%	3/1/2039	6,360	6,488
New York NY GO	5.000%	3/1/2039	3,000	3,087
New York NY GO	5.000%	4/1/2039	2,650	2,790
New York NY GO	4.000%	8/1/2039	2,850	2,704
New York NY GO	4.000%	8/1/2039	2,865	2,718
New York NY GO	5.000%	8/1/2039	1,000	1,067
New York NY GO	5.000%	10/1/2039	2,220	2,291
New York NY GO	5.250%	10/1/2039	1,000	1,063
New York NY GO	5.000%	12/1/2039	3,485	3,581
New York NY GO	5.250%	5/1/2040	2,500	2,636
New York NY GO	4.000%	8/1/2040	5,000	4,666
New York NY GO	4.000%	8/1/2040	150	140
New York NY GO	4.000%	8/1/2040	9,400	8,784
New York NY GO	5.000%	8/1/2040	1,500	1,569
New York NY GO	5.000%	8/1/2040	1,155	1,218
New York NY GO	5.000%	2/1/2041	3,000	3,131
New York NY GO	3.000%	3/1/2041	11,545	9,078
New York NY GO	5.000%	3/1/2041	1,345	1,368
New York NY GO	4.000%	8/1/2041	1,170	1,086
New York NY GO	4.000%	8/1/2041	1,825	1,693
New York NY GO	5.000%	8/1/2041	1,000	1,043
New York NY GO	5.000%	8/1/2041	3,290	3,374
New York NY GO	5.000%	8/1/2041	2,230	2,340
New York NY GO	3.000%	10/1/2041	3,100	2,436
New York NY GO	5.000%	10/1/2041	2,100	2,193
New York NY GO	5.250%	10/1/2041	1,070	1,124
New York NY GO	5.000%	12/1/2041	5,950	6,098
New York NY GO	5.000%	3/1/2042	5,000	5,144
New York NY GO	4.000%	4/1/2042	8,000	7,469
New York NY GO	5.250%	5/1/2042	2,500	2,613
New York NY GO	5.000%	8/1/2042	1,000	1,037
New York NY GO	5.000%	8/1/2042	1,740	1,811
New York NY GO	5.000%	8/1/2042	3,440	3,593
New York NY GO	5.250%	9/1/2042	6,240	6,540
New York NY GO	5.000%	10/1/2042	8,350	8,559
New York NY GO	5.000%	10/1/2042	3,040	3,161
New York NY GO	5.250%	10/1/2042	2,250	2,359
New York NY GO	5.000%	3/1/2043	6,655	6,773
New York NY GO	5.000%	3/1/2043	3,180	3,263
New York NY GO	5.000%	4/1/2043	1,780	1,808
New York NY GO	5.250%	4/1/2043	11,815	12,391
New York NY GO	5.000%	8/1/2043	13,865	14,179
New York NY GO	5.000%	8/1/2043	20,690	21,096
New York NY GO	5.000%	8/1/2043	1,000	1,028
New York NY GO	5.000%	8/1/2043	1,700	1,761
New York NY GO	5.000%	8/1/2043	3,610	3,750
New York NY GO	5.000%	9/1/2043	3,620	3,734
New York NY GO	5.000%	10/1/2043	11,775	12,056
New York NY GO	5.000%	10/1/2043	5,000	5,174
New York NY GO	5.250%	10/1/2043	1,000	1,044
New York NY GO	5.000%	2/1/2044	2,835	2,923
New York NY GO	5.000%	2/1/2044	1,000	1,034
New York NY GO	5.000%	3/1/2044	4,785	4,850
New York NY GO	5.000%	4/1/2044	1,725	1,772
New York NY GO	5.250%	4/1/2044	5,825	6,064

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.500%	5/1/2044	2,250	2,377
	New York NY GO	5.000%	8/1/2044	7,590	7,781
	New York NY GO	5.000%	8/1/2044	3,600	3,717
	New York NY GO	5.000%	8/1/2044	2,500	2,588
	New York NY GO	5.000%	10/1/2044	3,100	3,198
	New York NY GO	5.000%	12/1/2044	4,465	4,556
	New York NY GO	5.250%	2/1/2045	2,930	3,080
	New York NY GO	3.000%	3/1/2045	5,255	3,930
	New York NY GO	5.000%	3/1/2045	3,000	3,076
	New York NY GO	4.000%	4/1/2045	5,040	4,549
	New York NY GO	4.000%	4/1/2045	5,000	4,567
	New York NY GO	5.500%	5/1/2045	7,355	7,747
	New York NY GO	5.000%	8/1/2045	5,000	5,161
	New York NY GO	5.000%	8/1/2045	1,500	1,542
	New York NY GO	5.000%	8/1/2045	1,795	1,850
	New York NY GO	5.250%	8/1/2045	2,885	3,052
	New York NY GO	5.250%	9/1/2045	5,000	5,234
	New York NY GO	5.250%	2/1/2046	6,260	6,560
	New York NY GO	5.500%	5/1/2046	4,000	4,196
	New York NY GO	5.000%	8/1/2046	2,500	2,554
	New York NY GO	5.250%	8/1/2046	3,395	3,564
	New York NY GO	4.000%	9/1/2046	14,045	12,711
	New York NY GO	5.250%	2/1/2047	1,000	1,040
	New York NY GO	4.000%	3/1/2047	3,580	3,159
	New York NY GO	5.250%	3/1/2047	1,000	1,032
	New York NY GO	5.250%	4/1/2047	12,840	13,230
	New York NY GO	5.000%	8/1/2047	4,375	4,430
	New York NY GO	5.000%	8/1/2047	6,000	6,145
	New York NY GO	5.000%	8/1/2047	5,000	5,076
	New York NY GO	5.250%	8/1/2047	2,900	3,021
	New York NY GO	5.250%	10/1/2047	15,735	16,223
	New York NY GO	5.250%	2/1/2048	5,000	5,164
	New York NY GO	5.250%	3/1/2048	3,000	3,086
	New York NY GO	5.500%	4/1/2048	5,000	5,239
	New York NY GO	5.000%	8/1/2048	5,000	5,087
	New York NY GO	5.250%	8/1/2048	4,060	4,211
	New York NY GO	5.000%	9/1/2048	6,335	6,401
	New York NY GO	5.250%	3/1/2049	615	631
	New York NY GO	5.500%	4/1/2049	7,000	7,317
	New York NY GO	5.250%	2/1/2050	9,255	9,511
	New York NY GO	5.250%	2/1/2050	1,000	1,030
	New York NY GO	4.000%	3/1/2050	2,000	1,716
	New York NY GO	4.000%	4/1/2050	3,000	2,590
	New York NY GO	4.000%	8/1/2050	4,010	3,436
	New York NY GO	5.000%	8/1/2050	5,000	5,032
	New York NY GO	5.250%	8/1/2050	9,960	10,272
	New York NY GO	5.250%	9/1/2050	5,000	5,127
	New York NY GO	5.000%	8/1/2051	1,715	1,723
	New York NY GO	5.000%	8/1/2052	8,420	8,452
	New York NY GO	4.000%	9/1/2052	10,000	8,543
	New York NY GO	5.250%	2/1/2053	9,830	10,072
	New York NY GO	5.250%	2/1/2053	3,100	3,185
	New York NY GO	5.250%	3/1/2053	4,000	4,086
	New York NY GO	4.125%	8/1/2053	7,455	6,507
	New York NY GO	5.000%	8/1/2053	5,000	5,016
	New York NY GO	5.250%	8/1/2053	5,320	5,457
	New York NY GO	4.125%	3/1/2054	2,325	2,018
	New York NY GO	5.250%	4/1/2054	6,245	6,374
	New York NY GO	5.000%	8/1/2054	2,000	2,004
	New York NY GO	5.250%	10/1/2055	6,000	6,138
	New York NY GO VRDO	2.900%	9/1/2026	8,785	8,785
	New York NY GO VRDO	2.900%	9/1/2026	2,425	2,425
	New York NY GO VRDO	3.000%	9/1/2026	1,495	1,495
	New York NY GO VRDO	3.000%	9/1/2026	8,170	8,170
	New York NY GO VRDO	3.000%	9/1/2026	4,000	4,000
[6]	New York NY GO VRDO	3.100%	9/1/2026	4,690	4,690
[6]	New York NY GO VRDO	2.280%	9/3/2026	375	375
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2043	1,000	1,056
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2050	12,065	10,834
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2055	16,605	14,456

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/2060	8,100	5,690
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2060	4,305	3,679
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2052	3,000	2,625
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2053	5,000	5,088
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.125%	11/15/2058	11,670	11,945
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2061	10,000	8,482
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.125%	11/15/2063	5,000	5,102
	New York State Bridge Authority Highway Revenue	4.000%	1/1/2036	675	682
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2027	350	355
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	140	140
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	300	309
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	450	469
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/2029	1,545	1,605
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2030	700	741
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	1,915	1,919
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	300	316
[9]	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2030	1,040	1,082
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/2030	2,200	2,303
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2031	1,410	1,492
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2031	915	978
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	3,000	3,005
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	350	371
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2032	1,945	2,070
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2032	1,395	1,502
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	6,080	6,091
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	325	346
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2033	1,465	1,567
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2033	900	976
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	1,620	1,623
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2034	2,645	2,832
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2034	900	978
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/2034	250	231
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	790	791
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2035	1,255	1,353
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2035	570	571
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2035	215	217
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2035	1,945	1,948
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2035	600	624
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2035	495	527
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2036	1,800	1,927
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/2036	200	178
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2036	2,000	1,995
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2036	3,440	3,454
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2036	285	286
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	1,000	1,033
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	5,000	5,622
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2036	3,000	3,374
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2037	1,875	1,991
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2037	1,020	1,007
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2037	505	492
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2037	1,555	1,560
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2037	1,550	1,531
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2037	6,680	6,657
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2037	1,070	1,099
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2037	310	307
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2037	225	232
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2037	1,285	1,348
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2037	3,655	4,054
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2037	1,000	1,121
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2038	1,900	2,000
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2038	405	385
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2038	600	577
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2038	2,000	1,995
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2038	1,295	1,309
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2038	830	845
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2038	1,610	1,675
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2038	1,035	1,098
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2038	1,130	1,250
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2038	5,000	5,433
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2038	14,250	14,569

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2039	1,560	1,629
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	1,615	1,654
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	1,650	1,702
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	785	807
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	2,165	2,371
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2040	2,800	2,802
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2040	2,135	2,184
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2040	1,015	1,021
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2040	760	777
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2040	1,870	1,912
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2040	1,080	1,173
[10]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2040	4,910	5,456
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2041	500	503
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2041	1,160	1,186
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2041	1,545	1,496
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2041	2,085	2,113
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2041	600	647
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2041	1,000	1,066
[2]	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2041	1,000	1,067
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2042	1,725	1,759
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/2042	2,790	2,227
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	7,120	7,373
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	300	300
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	1,000	1,009
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	1,005	1,027
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2042	3,140	3,340
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/2042	2,000	1,987
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2043	1,725	1,751
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2043	1,435	1,444
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2043	5,035	5,358
[2]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2043	1,000	1,070
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2044	1,550	1,570
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2044	6,825	6,235
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2044	1,650	1,656
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2044	1,000	1,056
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2045	5,000	5,253
[2]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2045	850	901
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2045	3,500	3,859
	New York State Dormitory Authority College & University Revenue	3.750%	7/1/2046	380	321
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2046	3,250	2,939
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2046	1,880	1,721
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2046	6,000	6,263
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2047	9,710	8,005
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2047	5,000	5,180
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2047	2,900	3,144
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2048	5,215	4,483
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2048	5,370	5,521
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2048	7,850	8,431
	New York State Dormitory Authority College & University Revenue	5.500%	5/1/2049	1,500	1,523
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2049	1,385	1,221
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2049	3,580	3,126
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2049	1,490	1,235
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2049	3,900	3,908
	New York State Dormitory Authority College & University Revenue	4.250%	7/1/2050	5,675	5,011
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2050	3,860	3,895
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2050	2,450	2,544
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2050	10,030	10,671
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2051	10,000	10,412
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2052	6,520	5,126
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2054	4,900	4,824
	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2054	31,620	33,293
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2055	8,810	8,811
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2055	7,910	8,164
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2055	2,750	2,830
	New York State Dormitory Authority College & University Revenue	5.500%	5/1/2056	10,530	10,586
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2057	2,700	1,922
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2029	2,340	2,352
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2030	3,345	3,360
	New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/2043	1,905	1,642
	New York State Dormitory Authority College & University Revenue, Prere.	4.000%	7/1/2031	265	278

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	3,850	3,898
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	1,700	1,748
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2029	1,485	1,565
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	2,140	2,197
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	750	768
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	595	624
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2031	2,400	2,158
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	900	920
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	420	437
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	500	530
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	1,000	1,055
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	2,120	2,159
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	405	420
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	755	800
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2033	2,965	2,536
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	560	569
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2033	1,725	1,833
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2034	1,000	1,100
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	1,750	1,773
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	500	537
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2034	1,670	1,773
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2035	3,800	3,831
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	1,415	1,508
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2036	5,570	5,257
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2036	2,760	2,613
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2037	1,820	1,966
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2037	1,100	1,022
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2037	750	704
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	1,000	1,049
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2038	1,000	915
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2038	1,350	1,255
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	750	800
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2038	1,395	1,467
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2039	1,150	1,102
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2039	3,700	3,395
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2039	1,465	1,527
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2040	1,000	939
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	650	545
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/2040	500	423
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2040	500	534
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2040	1,150	1,190
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2042	1,085	1,126
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2042	500	536
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2042	2,415	2,516
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2042	600	637
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2043	1,455	1,504
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2043	500	533
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	1,000	1,024
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2044	350	372
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2045	11,275	10,208
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	4,000	3,965
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2045	1,500	1,297
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2047	1,575	1,619
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2048	5,150	3,745
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2048	5,000	3,679
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/2050	5,030	3,566
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2050	12,000	10,356
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2050	12,225	12,076
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/2050	5,000	3,491
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	5,000	4,013
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2051	12,000	10,490
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/2052	8,125	7,164
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2053	7,740	6,526
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2054	12,500	10,401
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	5/1/2054	13,500	13,638
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	10/1/2054	12,145	12,464
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/2/2029	3,000	3,144
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2032	2,905	3,150
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.100%	9/1/2026	16,750	16,750
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2038	3,000	3,281

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2038	5,000	5,169
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	2,500	2,405
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2039	3,000	3,244
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2039	7,065	7,285
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	10,000	9,441
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	1,000	1,068
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	3,100	2,506
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2041	2,600	2,487
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	2,500	2,596
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2042	2,000	2,002
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	7,005	6,567
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	1,310	1,378
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	3,595	3,745
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	5,000	5,226
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	1,555	1,630
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	3,000	3,152
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2044	5,000	4,630
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	3,000	3,139
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	1,405	1,456
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2045	4,810	4,429
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	3,000	3,131
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2046	9,685	8,829
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	23,145	23,829
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	3,500	3,586
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	3,000	3,082
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	2,000	2,066
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2047	12,435	11,221
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2047	5,000	4,508
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2047	5,000	5,120
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2047	3,000	3,084
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2047	5,000	5,240
	New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/2049	4,315	3,085
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2049	14,125	12,510
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2049	5,000	4,428
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2050	2,340	1,650
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2052	10,000	10,268
	New York State Dormitory Authority Income Tax Revenue	5.500%	3/15/2053	11,155	11,787
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2054	5,000	4,274
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2054	5,005	5,039
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2055	5,180	5,209
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2056	7,500	7,732
[3]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	3.070%	9/1/2026	650	650
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/2027	15	15
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/2027	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2027	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/2028	10	10
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.000%	9/15/2030	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	3/15/2032	15	16
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	1,285	1,329
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2036	1,250	1,369
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2037	11,635	12,622
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2037	2,000	2,170
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2037	4,120	4,313
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	2,735	2,941
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	3,000	3,228
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2039	1,000	1,052
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2039	2,200	2,346
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2039	3,150	3,359
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2040	5,000	5,173
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2040	525	549
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2041	600	626
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2042	5,000	5,146
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2042	475	495
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2043	325	338
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2043	1,330	1,395
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/2044	5,000	5,166
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2044	325	336
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2045	1,000	1,042
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2046	1,960	2,030
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/2049	4,665	4,193

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2051	1,500	1,524
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	7/1/2052	3,435	3,003
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	4.000%	10/1/2034	1,125	1,133
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2040	1,000	1,044
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2041	1,950	2,032
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2042	835	869
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2043	505	525
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue, Prere.	5.000%	10/1/2030	40	43
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2044	710	731
	New York State Dormitory Authority Lease (Appropriation) Revenue (Master Boces Lease Program)	5.000%	8/15/2042	850	893
	New York State Dormitory Authority Lease (Appropriation) Revenue (Master Boces Lease Program)	5.000%	8/15/2043	760	796
	New York State Dormitory Authority Lease (Appropriation) Revenue (Municipal Health Facilities Improvement Program)	5.000%	1/15/2031	5,000	5,126
[2]	New York State Dormitory Authority Lease Revenue, Prere.	5.000%	10/1/2028	5	5
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2037	800	794
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2043	1,260	1,283
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2048	2,200	2,238
	New York State Dormitory Authority Private Schools Revenue	5.000%	7/1/2033	1,650	1,691
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	400	414
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	300	313
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	5,000	5,140
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	2,000	2,050
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	5,000	5,117
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	4,500	4,636
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	5,000	5,105
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	1,250	1,285
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	5,000	5,105
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	1,900	1,948
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	6,500	6,537
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	1,195	1,214
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	5,000	5,274
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	1,605	1,702
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	12,700	12,887
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	1,005	1,062
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	17,315	17,561
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	4,000	4,185
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	1,755	1,849
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2045	2,500	2,622
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2046	5,650	5,864
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2049	4,445	4,523
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2049	2,500	2,546
	New York State Dormitory Authority Sales Tax Revenue	5.250%	3/15/2050	6,695	6,969
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2051	5,000	5,071
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2054	6,275	6,336
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2055	15,000	15,175
	New York State Energy Research & Development Authority Electric Power & Light Revenue	3.750%	5/15/2032	1,210	1,213
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	1,250	1,255
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	1,205	1,210
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	1,400	1,406
	New York State Energy Research & Development Authority Natural Gas Revenue	4.000%	4/1/2034	10,715	10,888
	New York State Environmental Facilities Corp. Miscellaneous Revenue	4.000%	8/15/2051	1,500	1,349
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2042	10,000	10,090
	New York State Environmental Facilities Corp. Water Revenue	5.250%	9/15/2052	5,000	5,215
	New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/2053	5,000	5,234
	New York State Environmental Facilities Corp. Water Revenue	5.000%	9/15/2053	5,000	5,114
	New York State Housing Finance Agency Income Tax Revenue	5.000%	12/15/2044	4,950	5,060
	New York State Housing Finance Agency Income Tax Revenue PUT	3.300%	12/15/2028	420	420
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	6/15/2029	1,245	1,247
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	12/15/2029	345	346
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	11/1/2031	955	945
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.625%	11/1/2033	2,340	2,310
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/2034	1,250	1,108
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/2036	4,145	4,149
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.200%	11/1/2038	400	393
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.850%	11/1/2039	745	604

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/2039	1,660	1,554
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	11/1/2040	4,300	3,209
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	11/1/2040	1,535	1,329
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.268%	7/1/2041	7,000	4,897
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	11/1/2041	2,225	2,118
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	11/1/2041	3,220	3,066
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.625%	11/1/2042	600	600
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	11/1/2043	1,945	1,949
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/2044	1,485	1,156
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	11/1/2044	1,275	998
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	11/1/2045	4,990	3,376
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.650%	5/1/2046	6,435	6,220
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/2046	2,545	1,723
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	11/1/2046	3,955	2,676
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/2046	2,000	1,388
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	11/1/2046	470	363
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.650%	11/1/2046	2,280	2,205
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/2048	2,435	2,079
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/2048	1,480	1,264
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	11/1/2048	1,345	1,150
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/2049	13,755	10,190
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2049	5,000	3,891
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	11/1/2049	2,560	2,160
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	11/1/2049	2,075	1,768
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	11/1/2050	1,000	643
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/2051	1,230	809
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/2051	3,790	2,472
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/2052	3,395	2,391
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/2054	2,895	1,764
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/2054	1,500	914
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	11/1/2054	4,000	2,779
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/2056	1,870	1,171
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	11/1/2056	3,840	2,476
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	11/1/2057	2,820	2,523
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/2061	1,500	951
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/2027	1,670	1,642
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/2027	1,020	1,013
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.875%	5/1/2028	1,225	1,226
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/2028	2,355	2,361
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.400%	5/1/2029	1,710	1,714
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/2029	4,375	4,377
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	12,000	12,016
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	1,060	1,063
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2029	9,800	9,803
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/2029	10,980	10,981
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2029	1,495	1,496
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.500%	5/1/2030	1,725	1,731
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	11/1/2030	5,630	5,588
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	5/1/2031	1,375	1,365
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	5/1/2031	3,705	3,687
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.375%	11/1/2031	5,300	5,245
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	1,455	1,455
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	3,755	3,739
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.950%	1/1/2035	18,990	18,978
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.150%	9/1/2026	1,500	1,500
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.250%	9/2/2026	6,500	6,500
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.250%	9/2/2026	1,530	1,530
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2042	1,000	1,053
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2042	1,500	1,597
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2043	1,790	1,882
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2044	1,495	1,566
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	3,575	3,332
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	4,000	3,591
[2]	New York State Thruway Authority Highway Revenue	3.000%	1/1/2046	625	460
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2046	1,535	1,111
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2046	3,790	3,384
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2046	1,320	1,379
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2047	1,280	1,325
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2048	5,000	4,431
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2048	4,800	4,938

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2049	7,775	5,520
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2049	4,120	4,194
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2049	3,000	3,068
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2050	1,545	1,073
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2050	18,445	15,988
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2051	2,250	1,559
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2052	7,315	7,438
[2]	New York State Thruway Authority Highway Revenue	3.000%	1/1/2053	4,175	2,836
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2053	3,350	2,229
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2053	11,170	9,625
	New York State Thruway Authority Highway Revenue	5.250%	1/1/2054	7,035	7,237
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2056	7,260	7,310
	New York State Thruway Authority Highway Revenue	5.250%	1/1/2056	5,565	5,723
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2041	860	898
	New York State Thruway Authority Income Tax Revenue	5.000%	9/15/2041	10,000	10,658
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2043	6,000	6,314
	New York State Thruway Authority Income Tax Revenue	5.000%	9/15/2047	5,000	5,178
	New York State Thruway Authority Income Tax Revenue	5.000%	9/15/2048	5,000	5,147
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2050	3,635	3,203
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2053	13,910	14,048
	New York State Thruway Authority Income Tax Revenue	5.000%	9/15/2053	7,000	7,076
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2055	5,000	5,040
	New York State Thruway Authority Income Tax Revenue	5.000%	9/15/2055	16,175	16,316
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/2056	3,920	3,446
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2056	5,255	5,292
	New York State Thruway Authority Income Tax Revenue	5.125%	3/15/2057	3,000	3,046
[3]	New York State Thruway Authority Income Tax Revenue TOB VRDO	3.070%	9/1/2026	3,315	3,315
[3]	New York State Thruway Authority Income Tax Revenue TOB VRDO	3.070%	9/1/2026	940	940
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2046	5,165	4,786
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2047	9,830	8,904
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2056	550	471
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2029	1,210	1,282
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2030	1,000	1,073
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2036	505	530
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2039	3,940	3,740
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2040	4,000	3,744
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2041	3,295	3,056
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2042	5,000	4,606
	New York Trust for Cultural Resources Recreational Revenue	5.000%	8/1/2036	10,000	11,319
	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Program)	4.500%	7/1/2052	3,805	3,064
	Oneida County Local Development Corp. College & University Revenue (Utica College Project)	4.000%	7/1/2039	1,250	1,023
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/2034	1,000	1,002
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/2035	1,000	995
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	3.000%	12/1/2051	5,000	3,279
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2028	450	451
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2029	475	476
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2030	450	450
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2031	690	726
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2031	250	260
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2032	510	518
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2032	265	275
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2033	540	547
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2033	575	575
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2033	605	626
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2034	565	572
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2034	330	327
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2034	585	603
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2035	595	601
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2035	635	635
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2035	820	841
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2036	625	631
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2036	435	421

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2036	350	338
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2037	355	358
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2037	790	753
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2038	285	287
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2038	730	684
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2038	500	469
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2039	350	323
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2039	950	876
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2040	600	541
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2041	470	413
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2042	1,055	919
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2043	1,000	993
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2046	1,400	1,359
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/2039	500	542
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.250%	12/1/2042	305	332
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.250%	12/1/2044	455	493
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.500%	12/1/2056	8,470	8,993
	Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	3/1/2031	4,085	3,886
	Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	8/1/2044	1,000	910
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/2043	17,115	17,604
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	4.000%	12/1/2049	5,460	4,947
	Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/2035	1,140	1,146
	Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/2036	1,475	1,482
	Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/2040	2,200	2,202
	Onondaga County Water Authority Water Revenue	2.500%	9/15/2051	1,510	899
	Orange County NY GO	3.000%	6/15/2034	3,535	3,350
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2036	800	901
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2036	3,400	3,432
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2036	5,110	5,700
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2038	1,800	1,993
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2038	2,565	2,842
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2039	2,345	2,424
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2040	1,000	1,076
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2040	1,085	1,168
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2040	1,000	1,071
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2041	1,000	1,067
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2042	3,325	3,528
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2042	1,075	1,144
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2042	1,125	1,198
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2042	10,000	10,046
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2042	2,890	3,100
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2042	800	851
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2043	4,000	4,224
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2043	1,000	1,060
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2043	725	777
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2043	1,000	1,061
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2043	1,000	1,069
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2044	1,690	1,790
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2044	1,250	1,320
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2044	1,905	2,030
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2045	1,270	1,339
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2045	1,000	1,051
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2045	2,130	2,261
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2046	1,750	1,828
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2047	1,460	1,531
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2047	6,000	6,284
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2048	1,855	1,935
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2049	4,000	4,112
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2049	3,000	3,086
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	8/15/2051	1,500	1,546
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/2052	5,000	5,181
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2054	6,830	6,958
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2055	7,725	7,890
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/2055	2,800	2,926
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/15/2056	10,710	11,195
[3,6]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.100%	9/1/2026	13,725	13,725
	Rensselaer County Capital Resource Corp. Lease (Appropriation) Revenue	5.000%	4/1/2036	1,000	1,108

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rensselaer County Capital Resource Corp. Lease (Appropriation) Revenue	5.000%	4/1/2037	1,000	1,097
	Rensselaer County Capital Resource Corp. Lease (Appropriation) Revenue	5.000%	4/1/2038	1,750	1,899
	Rensselaer County Capital Resource Corp. Lease (Appropriation) Revenue	5.250%	4/1/2043	5,060	5,395
	Rensselaer County Capital Resource Corp. Lease (Appropriation) Revenue	5.250%	4/1/2044	5,225	5,540
	Rensselaer County Capital Resource Corp. Lease (Appropriation) Revenue	5.250%	4/1/2045	6,515	6,881
	Rensselaer County Capital Resource Corp. Lease (Appropriation) Revenue	5.250%	4/1/2046	2,825	2,964
	Riverhead Industrial Development Agency Local or Guaranteed Housing Revenue	4.500%	2/1/2041	4,630	4,430
	Rockland County Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	7.250%	11/1/2045	1,000	1,080
[2]	Rockland County Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	6.500%	11/1/2055	1,250	1,361
	Rockland County NY GO	4.000%	4/1/2035	385	391
	Rockland County NY GO	4.000%	4/1/2036	410	414
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/2038	610	535
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	4.000%	7/1/2038	1,440	1,429
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/2039	2,635	2,253
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/2040	2,110	1,761
	Saratoga County Capital Resource Corp. Miscellaneous Revenue (Wswhe Boces Project)	5.000%	7/1/2038	475	525
	Saratoga County Capital Resource Corp. Miscellaneous Revenue (Wswhe Boces Project)	5.000%	7/1/2039	615	671
	Saratoga County Capital Resource Corp. Miscellaneous Revenue (Wswhe Boces Project)	5.000%	7/1/2040	700	754
	Saratoga County Capital Resource Corp. Miscellaneous Revenue (Wswhe Boces Project)	5.000%	7/1/2047	2,260	2,323
	Schenectady County Capital Resource Corp. College & University Revenue (Union College Project)	5.250%	7/1/2052	1,000	1,011
	Schenectady County Capital Resource Corp. Lease (Non-Terminable) Revenue (One Broadway Center Project)	5.000%	1/1/2040	800	833
	Schenectady County Capital Resource Corp. Lease (Non-Terminable) Revenue (One Broadway Center Project)	5.000%	1/1/2045	1,000	1,022
	Schenectady County Capital Resource Corp. Lease (Non-Terminable) Revenue (One Broadway Center Project)	5.250%	1/1/2050	1,100	1,127
	Schenectady County Capital Resource Corp. Lease (Non-Terminable) Revenue (One Broadway Center Project)	5.500%	1/1/2057	3,220	3,310
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2029	100	102
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2030	75	77
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2030	285	292
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2032	100	102
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2032	265	271
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2033	100	102
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2033	250	254
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2034	150	152
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2034	250	253
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,500	1,508
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,000	3,012
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	720	737
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	120	125
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	1,000	1,026
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	170	174
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2040	3,040	3,051
[2]	Suffolk County NY GO	3.000%	6/15/2031	250	244
	Suffolk Regional Off-Track Betting Corp. Parimutuel Betting Revenue	5.000%	12/1/2034	1,570	1,601
	Suffolk Regional Off-Track Betting Corp. Parimutuel Betting Revenue	5.750%	12/1/2044	12,100	12,298
	Suffolk Regional Off-Track Betting Corp. Parimutuel Betting Revenue	6.000%	12/1/2053	15,600	15,808
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2036	2,425	2,390
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2037	3,750	3,647
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2038	2,815	2,712
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2039	1,250	1,197
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2040	3,915	3,684
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2041	3,940	3,659
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2050	13,985	11,892
	Syosset Central School District GO	2.000%	12/15/2034	1,000	827
[4]	Tompkins County Development Corp. College & University Revenue (Ithaca College Project)	5.000%	7/1/2033	1,800	1,970
[4]	Tompkins County Development Corp. College & University Revenue (Ithaca College Project)	5.000%	7/1/2034	1,500	1,648
[4]	Tompkins County Development Corp. College & University Revenue (Ithaca College Project)	5.000%	7/1/2035	2,000	2,200
[4]	Tompkins County Development Corp. College & University Revenue (Ithaca College Project)	5.000%	7/1/2036	1,080	1,188
[4]	Tompkins County Development Corp. College & University Revenue (Ithaca College Project)	5.000%	7/1/2037	2,000	2,193
[4]	Tompkins County Development Corp. College & University Revenue (Ithaca College Project)	5.000%	7/1/2038	750	818

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal at Ithaca Inc. Project)	5.000%	7/1/2029	235	235
Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/2042	550	511
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/2036	2,500	1,669
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/2039	1,500	836
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.250%	5/15/2047	5,300	5,542
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/2052	5,000	5,213
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2029	2,705	2,445
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2030	2,000	1,740
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2031	5,500	4,602
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2032	3,510	2,834
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2032	235	189
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	5,000	5,179
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2041	1,175	1,241
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2041	1,410	1,462
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2041	2,110	2,243
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	11,130	11,281
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	1,000	1,053
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	1,325	1,378
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	1,105	1,176
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	5,000	5,078
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	5,985	6,185
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	1,000	1,050
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	2,000	2,132
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	2,500	2,666
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	3,420	3,470
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	3,500	3,655
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	3,000	3,142
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	3,000	3,165
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	1,400	1,484
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	1,215	1,288
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2045	3,000	3,129
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2045	3,000	3,151
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2045	1,255	1,325
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2045	1,155	1,218
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2046	660	691
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2046	1,335	1,397
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2047	1,425	1,477
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2047	1,645	1,744
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/2048	3,560	2,563
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2048	455	403
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2048	8,425	8,635
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2048	1,800	1,852
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2048	1,430	1,505
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2050	8,990	9,342
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2051	5,685	5,908
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2052	1,600	1,406
Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2053	4,785	5,052
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2054	6,870	5,935
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2054	8,160	7,049
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2054	4,640	4,793
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2055	3,980	4,097
Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2056	4,300	4,543
Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2057	17,260	17,974
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	0.000%	5/15/2033	5,000	3,959
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2037	2,445	2,451
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2039	1,880	2,041
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2040	2,600	2,806
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2041	2,235	2,365
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2041	1,500	1,597
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2042	3,000	3,142
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2042	9,535	10,213
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2043	3,925	4,099
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2043	6,000	6,381
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2043	1,500	1,582
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2044	4,100	4,326
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2045	1,555	1,633
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2045	4,070	4,238
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2046	2,405	2,209
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2046	2,520	2,314
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2046	1,410	1,446

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2046	2,010	2,095
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2046	1,500	1,548
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2047	3,155	3,267
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2047	5,000	5,229
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2048	2,885	2,968
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/2051	2,625	1,610
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2051	6,000	4,298
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2051	12,760	11,351
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/2052	10,000	9,010
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2052	14,305	14,681
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/2054	2,795	2,455
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2054	6,000	6,151
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2054	15,065	15,435
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2056	10,020	8,583
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2056	7,000	7,084
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.500%	12/1/2059	30,360	31,719
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/2028	6,425	6,282
[2,3]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	3.150%	9/1/2026	8,000	8,000
[3]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	3.150%	9/1/2026	5,230	5,230
[3]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	3.180%	9/1/2026	21,875	21,875
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2046	3,795	3,916
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2048	11,640	10,582
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2049	4,810	4,867
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2052	1,095	961
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2052	2,000	2,052
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2054	3,500	3,039
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2054	2,000	2,005
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2057	5,000	4,301
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2057	2,000	2,044
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/2058	7,500	6,629
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2058	4,805	4,883
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2059	5,085	5,169
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2062	2,000	2,039
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/2064	5,000	4,249
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	19,545	19,784
[6]	Triborough Bridge & Tunnel Authority Transit Revenue VRDO	2.340%	9/3/2026	8,100	8,100
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/2035	1,000	1,087
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/2036	600	651
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/2038	750	797
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/2039	820	861
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/2041	1,850	1,912
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/2042	1,150	1,184
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2027	1,000	1,020
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2027	150	153
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2028	1,000	1,037
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2028	275	285
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2030	470	482
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2031	235	240
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2032	365	370
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2033	100	101
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2034	810	815
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2034	1,200	1,252
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2035	585	586
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2036	1,520	1,513
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2040	4,725	4,343
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2028	5,880	5,960
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2029	5,015	5,080
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2030	7,285	7,376
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2032	2,865	2,894
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2033	6,500	6,563
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2034	16,000	16,146
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2035	4,965	5,006
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2036	2,900	2,922
[3]	Tuxedo Farms Local Development Corp. Intergovernmental Agreement Revenue (Tuxedo Farms Project)	6.550%	11/1/2047	6,500	6,684
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2033	975	977
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2038	1,000	1,083
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2040	3,000	3,294
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2041	4,280	4,631
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2041	1,000	1,095
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2042	2,000	2,156

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2043	2,275	2,441
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2043	3,000	3,256
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2044	3,145	3,355
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2045	1,880	1,996
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2045	1,040	1,115
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2046	1,255	1,335
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2047	2,000	2,110
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2053	2,000	2,060
	Webster Central NY School District GO	2.000%	6/15/2033	1,180	1,026
	Webster Central NY School District GO	2.000%	6/15/2034	1,265	1,068
	Westbury Union Free School District GO	2.000%	12/15/2031	3,600	3,214
	Westbury Union Free School District GO	2.000%	12/15/2032	3,670	3,199
	Westchester County Industrial Development Agency Local or Guaranteed Housing Revenue PUT	4.300%	5/1/2041	4,899	4,537
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	490	497
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	1,410	1,405
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	445	454
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	1,450	1,451
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	500	511
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	2,150	2,151
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	200	204
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	5,630	5,723
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	11/1/2037	12,920	10,971
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2046	1,065	1,001
[2]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.750%	11/1/2048	2,420	2,561
[2]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.750%	11/1/2049	4,170	4,400
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.250%	11/1/2052	3,160	3,248
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	7.500%	11/1/2055	2,250	2,444
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/2056	2,500	2,020
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2056	6,750	5,927
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue (New York Blood Center Project)	5.000%	7/1/2035	4,935	5,263
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue (New York Blood Center Project)	5.000%	7/1/2038	4,650	4,853
[3]	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/2045	545	559
[3]	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue	6.375%	12/1/2055	430	440
[3]	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue	6.500%	12/1/2065	1,905	1,952
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/2028	550	554
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/2037	1,250	1,247
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/2042	2,715	2,596
	Westchester County NY GO	2.000%	10/15/2034	2,685	2,257
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/2030	195	195
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2044	4,689	4,336
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2032	2,500	2,533
	Western Nassau County Water Authority Water Revenue	3.000%	4/1/2039	845	734
	Western Nassau County Water Authority Water Revenue	4.000%	4/1/2051	2,135	1,929
	White Plains City School District GO	2.375%	5/15/2031	3,865	3,568
	White Plains City School District GO	2.500%	5/15/2032	1,070	976
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School of Education Excellence Project)	4.000%	10/15/2029	490	485
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School of Education Excellence Project)	5.000%	10/15/2039	1,055	1,018
[2]	Yonkers NY GO	5.000%	2/1/2040	700	744
[2]	Yonkers NY GO	5.000%	2/1/2040	300	319
[2]	Yonkers NY GO	5.000%	2/1/2041	500	528
[2]	Yonkers NY GO	5.000%	2/1/2041	375	396
[2]	Yonkers NY GO	5.000%	2/1/2042	410	431
[2]	Yonkers NY GO	5.000%	2/1/2043	570	596
[2]	Yonkers NY GO	5.000%	2/1/2044	500	520
					5,901,910
American Samoa (0.0%)
[3]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2029	225	231
[3]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2031	270	279
[3]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2033	250	259
[3]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2034	335	346
[3]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2035	415	427
[3]	American Samoa Economic Development Authority Income Tax Revenue	5.250%	9/1/2045	100	98
					1,640

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2036	140	150
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2037	100	106
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2038	185	194
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2039	170	180
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2055	4,005	4,084
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2034	400	432
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2035	235	254
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2036	240	236
	Guam Miscellaneous Taxes Revenue	5.250%	1/1/2038	225	241
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2031	5,980	6,059
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2041	375	381
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	110	111
					12,428
Puerto Rico (0.7%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	1,682	1,709
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	10,063	10,571
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	6,667	7,193
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	4,360	3,182
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	5,007	4,986
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	1,470	1,556
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	1,320	1,399
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	250	265
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	3,110	3,319
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2035	550	573
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	1,320	1,285
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	1,511	1,376
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	2,973	2,535
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	80	68
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	1,526	1,206
	San Juan Puerto Rico Municipality GO	5.000%	7/1/2037	200	211
	San Juan Puerto Rico Municipality GO	5.000%	7/1/2038	360	376
	San Juan Puerto Rico Municipality GO	5.250%	7/1/2043	500	521
					42,331
Virgin Islands (0.1%)
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2034	1,000	1,085
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2037	1,930	2,074
					3,159
Total Tax-Exempt Municipal Bonds (Cost $6,151,359)					5,961,468

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	7,861	5,601
Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	3,025	2,193
Total Taxable Municipal Bonds (Cost $6,724)				7,794
Total Investments (99.3%) (Cost $6,158,083)				5,969,262
Other Assets and Liabilities—Net (0.7%)				41,083
Net Assets (100%)				6,010,345
Cost is in $000.

1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
3
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2026, the aggregate value was $199,847, representing 3.3% of net assets.

4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2026.
5
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
8	Securities with a value of $2,196 have been segregated as initial margin for open futures contracts.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2026	156	32,016	(85)
5-Year U.S. Treasury Note	December 2026	243	25,686	(158)
Ultra 10-Year U.S. Treasury Note	December 2026	422	46,176	(205)
				(448)

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
9/10/2026	MSBNA	10,000	Buy	10-Year MMD AAA General Obligation Scale	3.220%	(164)	—	(164)
9/10/2026	JPMC	10,000	Buy	10-Year MMD AAA General Obligation Scale	3.100%	284	284	—
9/10/2026	JPMC	5,500	Buy	10-Year MMD AAA General Obligation Scale	3.190%	(107)	—	(107)
9/10/2026	WFB	5,500	Buy	10-Year MMD AAA General Obligation Scale	3.100%	156	156	—
9/11/2026	JPMC	20,000	Buy	5-Year MMD AAA General Obligation Scale	2.680%	(177)	—	(177)
9/11/2026	JPMC	20,000	Buy	5-Year MMD AAA General Obligation Scale	2.690%	167	167	—
9/25/2026	RBC	4,485	Buy	10-Year MMD AAA General Obligation Scale	3.100%	150	150	—
9/25/2026	JPMC	2,490	Buy	10-Year MMD AAA General Obligation Scale	3.360%	(18)	—	(18)
9/28/2026	JPMC	1,245	Buy	10-Year MMD AAA General Obligation Scale	3.400%	(6)	—	(6)
9/28/2026	RBC	250	Buy	10-Year MMD AAA General Obligation Scale	3.500%	1	1	—
9/30/2026	JPMC	500	Buy	10-Year MMD AAA General Obligation Scale	3.450%	—	—	—
7/20/2027	BANA	12,000	Buy	10-Year MMD AAA General Obligation Scale	3.530%	(267)	—	(267)

Over-the-Counter Swaps - Municipal Market Data Rate Locks (continued)							(continued)	(continued)
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
7/20/2027	JPMC	10,000	Buy	10-Year MMD AAA General Obligation Scale	3.560%	(194)	—	(194)
8/4/2027	RBC	5,000	Buy	30-Year MMD AAA General Obligation Scale	4.810%	(94)	—	(94)
8/18/2027	MSBNA	3,908	Buy	30-Year MMD AAA General Obligation Scale	4.850%	(49)	—	(49)
						(318)	758	(1,076)

BANA—Bank of America, N.A.
JPMC—JPMorgan Chase Bank, N.A.
MSBNA—Morgan Stanley Bank, N.A.
RBC—Royal Bank of Canada.
WFB—Wells Fargo Bank N.A.
At August 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $565 in connection with open over-the-counter municipal market rate lock contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	5,961,468	—	5,961,468
Taxable Municipal Bonds	—	7,794	—	7,794
Total	—	5,969,262	—	5,969,262

Derivative Financial Instruments
Assets
Swap Contracts	—	758	—	758
Liabilities
Futures Contracts[1]	(448)	—	—	(448)
Swap Contracts	—	(1,076)	—	(1,076)
Total	(448)	(1,076)	—	(1,524)

1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.